Cover	Nov. 08, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2024
Entity File Number	001-36851
Entity Registrant Name	Amplify Commodity Trust
Entity Central Index Key	0001610940
Entity Tax Identification Number	36-4793446
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3333 Warrenville Road
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Lisle
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60532
City Area Code	855
Local Phone Number	267-3837
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Shares of Breakwave Dry Bulk Shipping ETF
Title of 12(b) Security	Shares of Breakwave Dry Bulk Shipping ETF
Trading Symbol	BDRY
Security Exchange Name	NYSEArca
Shares of Breakwave Tanker Shipping ETF
Title of 12(b) Security	Shares of Breakwave Tanker Shipping ETF
Trading Symbol	BWET
Security Exchange Name	NYSEArca